Schedule of Investment in Life Insurance Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Investments, All Other Investments [Abstract]
Balance	$ 647,537	£ 512,292	£ 519,126
Proceeds from termination of life insurance policy, net	(210,289)	(166,368)
Gain on termination of life insurance policy	13,347	10,559
Gain on termination of life insurance policy	(56,296)	(44,536)
Exchange (loss) gain	9,565	7,551	(6,834)
Cash surrender value	403,864	319,498	512,292
Allowance for expected credit losses